Assets Held for Sale and Discontinued Operations - Additional Information (Detail)		3 Months Ended					6 Months Ended	12 Months Ended
	Feb. 06, 2014 Hotel	Jun. 30, 2017 Hotel	Mar. 31, 2017 USD ($) Hotel	Dec. 31, 2015 USD ($) Hotel	Sep. 30, 2015 Hotel Restaurant	Jun. 30, 2013 Hotel	Dec. 31, 2013 Hotel	Dec. 31, 2016 USD ($) Hotel	Dec. 31, 2015 USD ($) Hotel	Dec. 31, 2014 USD ($)
Asset Retirement Obligation Disclosure [Line Items]
Number of hotels classified as assets held for sale						44		5	24
Number of restaurants parcel held for sale | Restaurant					1
Number of hotels sold	4						40	13	11
Proceeds from sale of hotel | $								$ 71,136,000	$ 37,576,000	$ 7,053,000
Scenario Forecast [Member]
Asset Retirement Obligation Disclosure [Line Items]
Number of hotels classified as assets held for sale		2
Number of hotels sold			3
Proceeds from sale of hotel | $			$ 22,000
24 Owned Hotels Held For Sale [Member]
Asset Retirement Obligation Disclosure [Line Items]
Number of hotels classified as assets held for sale					24
Number of restaurants parcel held for sale | Restaurant					1
Number of hotels sold				11				13	11
Proceeds from sale of hotel | $				$ 34,100,000				$ 34,400,000	$ 34,100,000
6 Owned Hotel [Member]
Asset Retirement Obligation Disclosure [Line Items]
Number of hotels sold								6
Proceeds from sale of hotel | $								$ 33,900,000
Gain on sale of hotels | $								$ 4,900,000